Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Royalty Expense	$ 21,526	$ 31,217	$ 27,611
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Related Party Transactions [Abstract]
Royalty Expense	20,385	20,739	24,339
Minera Yanacocha SRL and subsidiary [Member] | Newmont Peru S.R.L [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	12,837	8,985	10,420
Minera Yanacocha SRL and subsidiary [Member] | Newmont USA Limited [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	5,381	5,607	6,438
Minera Yanacocha SRL and subsidiary [Member] | Newmont International Services [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	$ 5,181	$ 281	$ 571